LEASES - Amounts reported in the consolidated statements of financial condition (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts reported in the consolidated statements of financial condition
Operating lease ROU assets	$ 3,417	$ 3,730	$ 4,332
Operating lease liability	$ 3,528	$ 3,820	$ 4,381